Other Accounts Receivables	12 Months Ended
Dec. 31, 2022
Disclosure of other accounts receivables [abstract]
OTHER ACCOUNTS RECEIVABLES

Note 8: - Other Accounts Receivables

	December 31,
	2022	2021
	U.S. Dollars in thousands
Prepaid expenses	$3,875	$3,992
Inventory designated for R&D activities	3,732	4,407
Government authorities	645	220
Derivatives financial instruments mainly measured at fair value through other comprehensive income	-	73
Accrued income	451	173
Other	7	7
Total Other Accounts Receivables	$8,710	$8,872